CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Metal sales	$ 4,213.4	$ 3,497.3
Cost of sales
Production cost of sales	1,725.7	1,778.9
Depreciation, depletion and amortization	842.3	731.3
Reversals of impairment charges - net	(650.9)	(361.8)
Total cost of sales	1,917.1	2,148.4
Gross profit	2,296.3	1,348.9
Other operating expense	186.5	108.5
Exploration and business development	92.5	113.5
General and administrative	117.9	135.8
Operating earnings	1,899.4	991.1
Other income - net	7.4	72.7
Finance income	4.3	7.9
Finance expense	(112.6)	(107.9)
Earnings before tax	1,798.5	963.8
Income tax expense - net	(439.8)	(246.7)
Net earnings	1,358.7	717.1
Net earnings (loss) attributable to:
Non-controlling interests	16.3	(1.5)
Common shareholders	$ 1,342.4	$ 718.6
Earnings per share attributable to common shareholders
Basic	$ 1.07	$ 0.57
Diluted	$ 1.06	$ 0.57
Weighted average number of common shares outstanding
Basic	1,257,163	1,252,316
Diluted	1,267,970	1,262,344